Financial liabilities designated at fair value - Summary of financial liabilities at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,642,520	$ 2,623,757
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	127,327	145,502
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	19,171	16,703
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,380	5,938
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	172,267	193,110
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	93,140	112,761
Subordinated liabilities (Note 29) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	9,636	10,100
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	127,985	122,531
Issued by HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	32,123	32,418
Issued by HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	92,361	94,301
Issued by HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	25,423	26,818
Issued by HSBC Holdings | Subordinated liabilities (Note 29)
Disclosure of financial liabilities [line items]
Financial liabilities	26,427	22,659
Issued by HSBC Holdings | Subordinated liabilities (Note 29) | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,700	$ 5,600